ACQUISITIONS - Schedule of purchase price allocation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	May 12, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Assets acquired and liabilities assumed in business combination
Goodwill	$ 64,904		$ 16,237	$ 16,237
Revela Inc
Schedule of Assets acquired and liabilities assumed in business combination
Tangible assets (including receivables, property and equipment and other)		$ 9,418
Deferred tax liability, net		(1,251)
Intangible assets - Technology		10,575
Goodwill		48,667
Total purchase price		$ 67,409
Weighted-average useful life	8 years